Antonio Alberti
Managing Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

RECD S.E.C.
OCT 04 2007
1086

October 4, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

001-10257 CERTNYS

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Barclays Bank PLC, American Depositary Shares, Series 3 (Each representing one Non-Cumulative Callable Dollar Preference Shares, Series 3) and Non-Cumulative Callable Dollar Preference Shares, Series 3 (application for the Non-Cumulative Callable Dollar Preference Shares, Series 3 is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the New York Stock Exchange) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2007. Tentative listing date – October 5, 2007.

Sincerely,

07073944

PROCESSED
OCT 10 2007
THOMSON FINANCIAL

END